Convertible Loans Payable (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible loan payables net of discount		$ 67,458		$ 67,458		$ 73,664	$ 176,703
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible loan payables net of discount		67,458		67,458		73,664	176,703
Proceed from convertible debt	$ 304,000					$ 178,000	$ 404,000
Interest rate						8.00%	8.00%
Fair value of derivative liability recorded as discount on note						$ 175,026	$ 746,672
Gain on derivative liability		10,109	$ 243,653	10,109	$ 243,653	$ 234,654
loss on derivative liability		$ 20,484	$ 0	$ 20,484	$ 0		$ 1,269,266
Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Mar. 25, 2022
Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Apr. 21, 2022